PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Land	$ 860	$ 860
Buildings and improvements	3,842	3,747
Furniture and equipment	1,097	1,126
Automobiles	29	29
Premises and Equipment, Gross	5,828	5,762
Less: accumulated depreciation	3,184	3,095
Balance at end of year	$ 2,644	$ 2,667